Schedule of Equipment (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Cost	$ 200,480	$ 187,253
Accumulated depreciation	170,381	161,450
Net book Value	30,099	25,803
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	193,730	180,503
Accumulated depreciation	166,501	157,811
Net book Value	27,229	22,692
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	6,750	6,750
Accumulated depreciation	3,880	3,639
Net book Value	$ 2,870	$ 3,111